Commitments and Contingencies - Additional Information (Details) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) LeaseAgreement	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) LeaseAgreement	Dec. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Number of lease agreements | LeaseAgreement			3		3
Rent expense | $	$ 1.5	$ 1.9	$ 4.3	$ 6.0	$ 7.3	$ 7.4